Consolidated and Combined Statements of Changes in Stockholders’ (Deficit) Equity - USD ($)	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive Application of Recapitalization	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive Application of Recapitalization	Accumulated Deficit	Stock Subscription Receivable Previously Reported	Stock Subscription Receivable Retroactive Application of Recapitalization	Stock Subscription Receivable	Previously Reported	Retroactive Application of Recapitalization	Total
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	$ 28,857,965	$ (6,980)	$ 28,850,985	$ (25,445,506)		$ (25,445,506)				$ 3,412,459		$ 3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Shares issuable upon settlement of warrants													(17,820,998)		(20,590,717)
Net Income (loss)													(29,766,263)		(32,535,982)
Balance at Mar. 31, 2024													(40,630,758)		(40,630,758)
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	(6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Shares issuable upon settlement of warrants													(17,820,998)		(20,590,717)
Net Income (loss)													(7,747,847)		(10,621,556)
Balance at Jun. 30, 2024						82,483,948			(100,573,062)			(80,241)	(18,160,646)		(18,160,646)
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	(6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Shares issuable upon settlement of warrants													(27,475,797)		(30,997,663)
Net Income (loss)													(14,384,526)		(20,339,452)
Balance at Sep. 30, 2024						93,968,741			(110,290,958)			(2,476,160)	(18,786,644)		(18,786,644)
Balance at Dec. 31, 2023		$ 6,980	$ 6,980	28,857,965	$ (6,980)	28,850,985	(25,445,506)		(25,445,506)				3,412,459		3,412,459
Balance (in Shares) at Dec. 31, 2023		1,396,000	1,396,000
Capital contributions from related party						487,273									487,273
Issuance of common stock upon consummation of the Merger			$ 600			(27,888,519)									(27,887,919)
Issuance of common stock upon consummation of the Merger (in Shares)			120,093
Conversion of convertible notes into common stock upon consummation of the Merger			$ 596			3,174,404									3,175,000
Conversion of convertible notes into common stock upon consummation of the Merger (in Shares)			119,245
Stock subscription receivable												(80,241)			(80,241)
Shares issued from Earnout Arrangement						63,600,000			(63,600,000)
Shares issuable upon settlement of warrants													(30,281,475)		(31,033,622)
Contingent consideration						906,000			(906,000)
Convertible note – stock issuance loss						2,805,678									2,805,678
Private Placements			$ 1,735			12,930,262									12,931,997
Private Placements (in Shares)			347,016
Issuance costs in connection with the Private Placements						(419,499)									(419,499)
Shares issued from exercise of Series A Warrants			$ 1,375			7,321,820									7,323,195
Shares issued from exercise of Series A Warrants (in Shares)			274,858
Shares issued from exercise of Series B Warrants			$ 575			2,671,354									2,671,929
Shares issued from exercise of Series B Warrants (in Shares)			114,992
Issuance of common stock for Forward Purchase Agreement			$ 954			3,123,425						(2,372,232)			752,147
Issuance of common stock for Forward Purchase Agreement (in Shares)			190,860
Issuance of common stock for Forward Purchase Agreement Compensation			$ 285			1,025,715									1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)			57,000
Forward Purchase Agreement – subscription receivable discount						93,113						(93,113)
Stock-based compensation to consultants						700,000									700,000
Shares issued to consultant			$ 69			249,931									250,000
Shares issued to consultant (in Shares)			13,892
Stock-based compensation						2,367,014									2,367,014
Net Income (loss)									(32,417,033)				(25,929,003)		(32,417,033)
Balance at Dec. 31, 2024			$ 13,169	93,045,581		101,998,956	(115,880,509)		(122,368,539)	(80,241)		(2,545,586)	(22,902,000)		(22,902,000)
Balance (in Shares) at Dec. 31, 2024			2,633,956
Balance at Mar. 31, 2024													(40,630,758)		(40,630,758)
Shares issuable upon settlement of warrants
Net Income (loss)									21,914,426				22,018,416		21,914,426
Balance at Jun. 30, 2024						82,483,948			(100,573,062)			(80,241)	(18,160,646)		(18,160,646)
Shares issuable upon settlement of warrants													(9,654,799)		(10,406,946)
Shares issued from exercise of Series A Warrants						193,710									193,757
Net Income (loss)									(9,717,896)				(6,636,679)		(9,717,896)
Balance at Sep. 30, 2024						93,968,741			(110,290,958)			(2,476,160)	(18,786,644)		(18,786,644)
Balance at Dec. 31, 2024			$ 13,169	93,045,581		101,998,956	(115,880,509)		(122,368,539)	(80,241)		(2,545,586)	(22,902,000)		(22,902,000)
Net Income (loss)									9,194,630
Balance at Mar. 31, 2025						103,535,931			(113,173,909)			(2,545,586)
Balance at Dec. 31, 2024			$ 13,169	$ 93,045,581		101,998,956	$ (115,880,509)		(122,368,539)	$ (80,241)		(2,545,586)	$ (22,902,000)		(22,902,000)
Balance (in Shares) at Dec. 31, 2024			2,633,956
Shares issued from Earnout Arrangement			$ 45			(45)
Shares issued from Earnout Arrangement (in Shares)			450,000
Shares issued from Series C and D Warrant Conversion			$ 343			43,030,159									43,030,502
Shares issued from Series C and D Warrant Conversion (in Shares)			3,447,957
Shares issuable upon settlement of warrants						1,915,988									1,915,988
Shares issued from exercise of Series A Warrants			$ 101			4,475,753									4,475,854
Shares issued from exercise of Series A Warrants (in Shares)			280,287
Conversion of convertible notes into common stock			$ 339			527,161									527,500
Conversion of convertible notes into common stock (in Shares)			68,095
Reverse stock split			$ (13,311)			12,851									(460)
Reverse stock split (in Shares)			(112)
Forward Purchase Agreement – subscription receivable discount						295,841						(295,841)
Stock-based compensation to consultants			$ 36			3,821,086									3,821,122
Stock-based compensation to consultants (in Shares)			345,100
Stock-based compensation			$ 24			2,949,896									2,949,920
Stock-based compensation (in Shares)			240,000
Net Income (loss)									(41,004,000)						(41,004,000)
Balance at Dec. 31, 2025			$ 746			159,027,646			(163,372,539)			(2,841,427)			$ (7,185,574)
Balance (in Shares) at Dec. 31, 2025			7,465,283
Balance at Mar. 31, 2025						103,535,931			(113,173,909)			(2,545,586)
Net Income (loss)									(2,113,859)
Balance at Jun. 30, 2025						103,738,980			(115,287,768)			(2,545,586)
Net Income (loss)									(4,092,145)
Balance at Sep. 30, 2025						$ 104,518,211			$ (119,379,913)			$ (2,545,586)